Quarterly Holdings Report
for
Fidelity® SAI Sustainable Emerging Markets Equity Fund
January 31, 2026

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
ESP-NPRT1-0426
1.9905639.103
Common Stocks - 97.9%
	Shares	Value ($)
AUSTRALIA - 1.3%
Materials - 1.3%
Metals & Mining - 1.3%
Anglogold Ashanti Plc	14,268	1,325,069
BRAZIL - 5.1%
Consumer Discretionary - 0.7%
Household Durables - 0.3%
Cury Construtora e Incorporadora SA	45,110	296,148
Specialty Retail - 0.4%
Vibra Energia SA	75,022	409,982
TOTAL CONSUMER DISCRETIONARY		706,130
Financials - 2.5%
Banks - 1.5%
Itau Unibanco Holding SA	97,016	838,768
NU Holdings Ltd/Cayman Islands Class A (a)	32,062	569,101
		1,407,869
Capital Markets - 0.6%
Banco BTG Pactual SA unit	49,958	569,091
Financial Services - 0.4%
StoneCo Ltd Class A (a)	26,961	435,150
TOTAL FINANCIALS		2,412,110
Industrials - 0.6%
Ground Transportation - 0.6%
Localiza Rent a Car SA	63,846	587,052
Materials - 0.5%
Metals & Mining - 0.5%
Gerdau SA ADR	127,372	543,878
Utilities - 0.8%
Electric Utilities - 0.8%
Axia Energia	69,190	714,809
Axia Energia Series C	13,002	130,446
TOTAL UTILITIES		845,255
TOTAL BRAZIL		5,094,425
CHILE - 0.9%
Financials - 0.2%
Banks - 0.2%
Banco de Chile	1,306,899	288,052
Materials - 0.7%
Metals & Mining - 0.7%
Antofagasta PLC	13,099	653,868
TOTAL CHILE		941,920
CHINA - 28.2%
Communication Services - 6.2%
Entertainment - 0.8%
Netease Inc ADR	1,669	215,017
Tencent Music Entertainment Group Class A ADR	32,749	549,528
		764,545
Interactive Media & Services - 5.4%
Baidu Inc A Shares (a)	22,040	422,453
Tencent Holdings Ltd	64,784	4,979,416
		5,401,869
TOTAL COMMUNICATION SERVICES		6,166,414
Consumer Discretionary - 7.4%
Automobile Components - 0.4%
Ningbo Joyson Electronic Corp H Shares	192,309	415,039
Automobiles - 0.7%
BYD Co Ltd H Shares	53,266	664,060
Broadline Retail - 4.2%
Alibaba Group Holding Ltd	195,469	4,158,328
Diversified Consumer Services - 0.4%
New Oriental Education & Technology Group Inc ADR	6,782	409,497
Hotels, Restaurants & Leisure - 1.7%
H World Group Ltd ADR	21,449	1,019,042
Meituan B Shares (a)(b)(c)	14,216	175,745
Trip.com Group Ltd ADR	7,549	463,282
		1,658,069
TOTAL CONSUMER DISCRETIONARY		7,304,993
Consumer Staples - 0.5%
Beverages - 0.3%
Eastroc Beverage Group Co Ltd A Shares (China)	2,779	99,995
Kweichow Moutai Co Ltd A Shares (China)	1,010	203,547
		303,542
Personal Care Products - 0.2%
Mao Geping Cosmetics Co LTD H Shares	18,410	203,846
TOTAL CONSUMER STAPLES		507,388
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
PetroChina Co Ltd H Shares	146,768	174,345
Financials - 5.5%
Banks - 2.4%
China Construction Bank Corp H Shares	1,865,767	1,883,922
China Merchants Bank Co Ltd H Shares	23,947	146,708
Industrial & Commercial Bank of China Ltd H Shares	454,948	377,954
		2,408,584
Insurance - 3.1%
China Life Insurance Co Ltd H Shares	143,366	640,110
China Pacific Insurance Group Co Ltd H Shares	39,392	198,672
People's Insurance Co Group of China Ltd/The H Shares	151,274	131,676
PICC Property & Casualty Co Ltd H Shares	376,315	779,885
Ping An Insurance Group Co of China Ltd H Shares	144,027	1,335,901
		3,086,244
TOTAL FINANCIALS		5,494,828
Health Care - 1.9%
Biotechnology - 0.3%
Innovent Biologics Inc (a)(b)(c)	32,613	338,566
Life Sciences Tools & Services - 0.8%
Wuxi Apptec Co Ltd H Shares (b)(c)	54,627	777,579
Pharmaceuticals - 0.8%
Consun Pharmaceutical Group Ltd	132,353	306,142
Hansoh Pharmaceutical Group Co Ltd (b)(c)	99,419	491,235
		797,377
TOTAL HEALTH CARE		1,913,522
Industrials - 2.4%
Electrical Equipment - 1.1%
Contemporary Amperex Technology Co Ltd A Shares (China)	11,688	588,456
Sieyuan Electric Co Ltd A Shares (China)	9,500	252,541
Sungrow Power Supply Co Ltd A Shares (China)	11,860	257,613
		1,098,610
Machinery - 1.3%
Huaming Power Equipment Co Ltd A Shares (China)	123,855	530,572
UBTech Robotics Corp Ltd H Shares (a)	23,477	420,429
Weichai Power Co Ltd H Shares	112,632	383,797
		1,334,798
TOTAL INDUSTRIALS		2,433,408
Information Technology - 2.1%
Semiconductors & Semiconductor Equipment - 1.5%
Anji Microelectronics Technology Shanghai Co Ltd A Shares (China)	12,558	487,326
Daqo New Energy Corp ADR (a)	11,892	293,970
Montage Technology Co Ltd A Shares (China)	25,623	670,270
		1,451,566
Software - 0.1%
Pony AI Inc ADR (a)	5,910	82,030
Technology Hardware, Storage & Peripherals - 0.5%
Xiaomi Corp B Shares (a)(b)(c)	114,254	517,179
TOTAL INFORMATION TECHNOLOGY		2,050,775
Materials - 2.0%
Metals & Mining - 2.0%
MMG Ltd (a)	740,643	975,566
Zijin Mining Group Co Ltd H Shares	194,129	1,041,206
TOTAL MATERIALS		2,016,772
TOTAL CHINA		28,062,445
GREECE - 1.9%
Financials - 1.9%
Banks - 1.9%
Alpha Bank SA	60,193	288,142
Eurobank SA	158,939	779,027
National Bank of Greece SA	47,267	835,657

TOTAL GREECE		1,902,826
HONG KONG - 0.2%
Financials - 0.2%
Capital Markets - 0.2%
Futu Holdings Ltd Class A ADR (a)	1,846	300,104
HUNGARY - 1.2%
Financials - 1.0%
Banks - 1.0%
OTP Bank Nyrt	7,611	958,877
Health Care - 0.2%
Pharmaceuticals - 0.2%
Richter Gedeon Nyrt	5,848	195,731
TOTAL HUNGARY		1,154,608
INDIA - 8.9%
Communication Services - 1.1%
Wireless Telecommunication Services - 1.1%
Bharti Airtel Ltd	50,122	1,076,136
Consumer Discretionary - 0.7%
Automobiles - 0.4%
Mahindra & Mahindra Ltd	11,924	446,276
Broadline Retail - 0.1%
Meesho	46,292	87,920
Hotels, Restaurants & Leisure - 0.2%
Eternal Ltd (a)	53,064	158,334
TOTAL CONSUMER DISCRETIONARY		692,530
Energy - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Reliance Industries Ltd	90,028	1,370,047
Reliance Industries Ltd GDR (c)	3,258	197,760
TOTAL ENERGY		1,567,807
Financials - 3.7%
Banks - 2.8%
Axis Bank Ltd	25,982	388,310
HDFC Bank Ltd	96,782	980,813
HDFC Bank Ltd ADR	9,074	293,816
ICICI Bank Ltd	41,325	611,189
State Bank of India	42,514	499,422
		2,773,550
Capital Markets - 0.2%
HDFC Asset Management Co Ltd (b)(c)	8,244	226,181
Consumer Finance - 0.3%
Bajaj Finance Ltd	30,866	313,006
Insurance - 0.4%
HDFC Life Insurance Co Ltd (b)(c)	28,339	225,923
SBI Life Insurance Co Ltd (b)(c)	7,891	171,987
		397,910
TOTAL FINANCIALS		3,710,647
Industrials - 1.1%
Aerospace & Defense - 0.1%
Hindustan Aeronautics Ltd (b)	2,778	139,951
Construction & Engineering - 0.8%
Larsen & Toubro Ltd	18,021	772,832
Passenger Airlines - 0.2%
InterGlobe Aviation Ltd (b)(c)	3,578	179,360
TOTAL INDUSTRIALS		1,092,143
Information Technology - 0.7%
IT Services - 0.7%
Infosys Ltd	24,591	440,092
Tata Consultancy Services Ltd	8,505	289,755
TOTAL INFORMATION TECHNOLOGY		729,847
TOTAL INDIA		8,869,110
INDONESIA - 0.6%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Telkom Indonesia Persero Tbk PT	764,531	163,426
Financials - 0.4%
Banks - 0.4%
Bank Central Asia Tbk PT	897,196	396,426
TOTAL INDONESIA		559,852
KOREA (SOUTH) - 16.2%
Communication Services - 1.2%
Diversified Telecommunication Services - 0.2%
KT Corp	4,553	178,726
Entertainment - 0.7%
HYBE Co Ltd	2,453	632,387
Interactive Media & Services - 0.3%
Kakao Corp	4,536	191,979
NAVER Corp	812	153,923
		345,902
TOTAL COMMUNICATION SERVICES		1,157,015
Consumer Discretionary - 0.8%
Automobiles - 0.8%
Hyundai Motor Co	1,901	655,187
Kia Corp	1,728	181,766
TOTAL CONSUMER DISCRETIONARY		836,953
Financials - 1.3%
Banks - 1.3%
KB Financial Group Inc	6,122	568,539
Shinhan Financial Group Co Ltd	6,355	368,509
Woori Financial Group Inc	14,859	309,834
TOTAL FINANCIALS		1,246,882
Health Care - 0.5%
Life Sciences Tools & Services - 0.5%
Samsung Biologics Co Ltd (a)(b)(c)	405	487,151
Industrials - 1.4%
Electrical Equipment - 1.0%
Doosan Enerbility Co Ltd (a)	5,757	359,532
LS Electric Co Ltd (a)	1,613	629,310
		988,842
Machinery - 0.4%
Samsung Heavy Industries Co Ltd (a)	20,530	416,761
TOTAL INDUSTRIALS		1,405,603
Information Technology - 11.0%
Semiconductors & Semiconductor Equipment - 4.3%
SK Hynix Inc	6,816	4,270,777
Technology Hardware, Storage & Peripherals - 6.7%
Samsung Electronics Co Ltd	60,407	6,683,066
TOTAL INFORMATION TECHNOLOGY		10,953,843
TOTAL KOREA (SOUTH)		16,087,447
MALAYSIA - 0.3%
Financials - 0.3%
Banks - 0.3%
CIMB Group Holdings Bhd	161,553	351,630
MEXICO - 2.0%
Consumer Staples - 0.1%
Beverages - 0.1%
Fomento Economico Mexicano SAB de CV ADR	1,342	140,051
Financials - 1.0%
Banks - 1.0%
Grupo Financiero Banorte SAB de CV	77,324	874,165
Regional SAB de CV	17,238	153,856
TOTAL FINANCIALS		1,028,021
Health Care - 0.3%
Pharmaceuticals - 0.3%
Genomma Lab Internacional SAB de CV	296,951	284,445
Industrials - 0.3%
Transportation Infrastructure - 0.3%
Grupo Aeroportuario del Centro Norte SAB de CV Series B	17,111	249,038
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Corp Inmobiliaria Vesta SAB de CV ADR	9,277	287,030
TOTAL MEXICO		1,988,585
PERU - 1.1%
Financials - 1.1%
Banks - 1.1%
Credicorp Ltd	2,948	1,051,935
PHILIPPINES - 0.9%
Industrials - 0.8%
Transportation Infrastructure - 0.8%
International Container Terminal Services Inc	70,123	764,037
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Ayala Land Inc	230,028	82,958
TOTAL PHILIPPINES		846,995
POLAND - 0.6%
Financials - 0.4%
Banks - 0.4%
Powszechna Kasa Oszczednosci Bank Polski SA	14,151	368,731
Industrials - 0.2%
Professional Services - 0.2%
Benefit Systems SA (a)	205	221,559
TOTAL POLAND		590,290
SAUDI ARABIA - 1.4%
Financials - 1.4%
Banks - 1.4%
Al Rajhi Bank	27,582	788,330
Saudi National Bank/The	53,287	637,336

TOTAL SAUDI ARABIA		1,425,666
SINGAPORE - 0.4%
Consumer Discretionary - 0.4%
Broadline Retail - 0.4%
Sea Ltd Class A ADR (a)	3,378	393,503
SOUTH AFRICA - 2.8%
Consumer Discretionary - 0.4%
Broadline Retail - 0.4%
Naspers Ltd Class N	6,592	403,597
Consumer Staples - 0.5%
Consumer Staples Distribution & Retail - 0.5%
Shoprite Holdings Ltd	29,994	494,871
Financials - 1.1%
Banks - 0.7%
Capitec Bank Holdings Ltd	1,791	480,872
Standard Bank Group Ltd	10,190	187,272
		668,144
Financial Services - 0.4%
FirstRand Ltd	71,993	410,638
TOTAL FINANCIALS		1,078,782
Materials - 0.8%
Chemicals - 0.5%
Sasol Ltd (a)	67,164	474,399
Metals & Mining - 0.3%
Valterra Platinum Ltd	3,354	301,350
TOTAL MATERIALS		775,749
TOTAL SOUTH AFRICA		2,752,999
TAIWAN - 21.7%
Financials - 0.2%
Banks - 0.2%
E.Sun Financial Holding Co Ltd	157,199	166,337
Industrials - 0.6%
Electrical Equipment - 0.6%
Bizlink Holding Inc	13,984	575,929
Information Technology - 20.9%
Communications Equipment - 0.5%
Accton Technology Corp	13,581	479,734
Electronic Equipment, Instruments & Components - 4.8%
Chroma ATE Inc	30,731	954,107
Delta Electronics Inc	48,132	1,860,321
Elite Material Co Ltd	9,545	527,674
Hon Hai Precision Industry Co Ltd	81,378	568,473
Unimicron Technology Corp	37,193	445,986
Yageo Corp	53,623	471,420
		4,827,981
Semiconductors & Semiconductor Equipment - 15.6%
ASE Technology Holding Co Ltd	57,482	532,808
MediaTek Inc	31,242	1,741,990
Taiwan Semiconductor Manufacturing Co Ltd	240,889	13,280,095
		15,554,893
TOTAL INFORMATION TECHNOLOGY		20,862,608
TOTAL TAIWAN		21,604,874
THAILAND - 1.1%
Financials - 0.3%
Banks - 0.3%
Kasikornbank PCL	52,745	314,297
Health Care - 0.1%
Health Care Providers & Services - 0.1%
Bumrungrad Hospital Pcl	22,106	117,361
Industrials - 0.7%
Transportation Infrastructure - 0.7%
Airports of Thailand PCL	393,847	627,284
TOTAL THAILAND		1,058,942
TURKEY - 0.0%
Financials - 0.0%
Banks - 0.0%
Akbank TAS	47,706	101,968
UNITED ARAB EMIRATES - 0.6%
Energy - 0.2%
Energy Equipment & Services - 0.2%
ADNOC Drilling Co PJSC	146,215	212,206
Financials - 0.4%
Banks - 0.4%
Abu Dhabi Commercial Bank PJSC	29,949	124,118
First Abu Dhabi Bank PJSC	44,962	227,718
TOTAL FINANCIALS		351,836
TOTAL UNITED ARAB EMIRATES		564,042
UNITED STATES - 0.5%
Health Care - 0.5%
Biotechnology - 0.5%
BeOne Medicines Ltd H Shares (a)	18,183	480,870
TOTAL COMMON STOCKS (Cost $69,925,796)		97,510,105

Money Market Funds - 2.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d) (Cost $2,553,309)	3.70	2,552,799	2,553,309

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $72,479,105)	100,063,414
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(469,982)
NET ASSETS - 100.0%	99,593,432

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $3,730,857 or 3.7% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,788,666 or 3.8% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	3,549,496	8,195,464	9,191,710	28,644	59	-	2,553,309	2,552,799	0.0%
Total	3,549,496	8,195,464	9,191,710	28,644	59	-	2,553,309

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.